Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000804239_SupplementTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement dated May 29, 2014
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the annual fund operating expenses and portfolio management of the Fund.

Change in Annual Fund Operating Expenses

The sections under the sub-headings "Annual Fund Operating Expenses" and "Example" in the Fund Summary for the Fund are hereby deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	SIMT Multi-Strategy Alternative Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect the current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Change in Portfolio Management

Under the heading "Principal Investment Strategies" in the Fund Summary for the Fund, the third paragraph is hereby deleted and replaced with the following text:

Although the Multi-Strategy Alternative Fund is able to use a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC) whereby Fund assets would be allocated among one or more Sub-Advisers, the Fund's assets currently are allocated only to Underlying Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Funds Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	1.42%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.54%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 357
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,085
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,836
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,809

[1]	The expense information in the table has been restated to reflect the current fees.
[2]	The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.